Warrants - Schedule of Fair Value Measurement Inputs of Private Placement Warrants (Details)	Mar. 31, 2021 $ / shares year	Mar. 11, 2021 $ / shares year	Dec. 31, 2020	Dec. 31, 2019
Share price [Member] | Valuation Technique, Option Pricing Model | Private Placement Warrants [Member]
Class of Warrant or Right [Line Items]
Warrants, fair value measurement inputs | $ / shares	8.50	12.00
Exercise price of warrant | Valuation Technique, Option Pricing Model | Private Placement Warrants [Member]
Class of Warrant or Right [Line Items]
Warrants, fair value measurement inputs	11.5	11.5
Expected Term [Member] | Valuation Technique, Option Pricing Model | Private Placement Warrants [Member]
Class of Warrant or Right [Line Items]
Warrants, fair value measurement inputs	4.95	5.00
Price Volatility [Member]
Class of Warrant or Right [Line Items]
Warrants, fair value measurement inputs			0.0013	0.0192
Price Volatility [Member] | Valuation Technique, Option Pricing Model | Private Placement Warrants [Member]
Class of Warrant or Right [Line Items]
Warrants, fair value measurement inputs	0.4300	0.2700
Risk Free Interest Rate [Member]
Class of Warrant or Right [Line Items]
Warrants, fair value measurement inputs			0.7600	0.5735
Risk Free Interest Rate [Member] | Valuation Technique, Option Pricing Model | Private Placement Warrants [Member]
Class of Warrant or Right [Line Items]
Warrants, fair value measurement inputs	0.0092	0.0078